schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 674	$ 664
Accumulated depreciation		(147)	(127)
Property and equipment, net	$ 407	527	537
Computer And Software [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		60	50
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		11	11
Leasehold Industrial Property [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		535	535
Renovations [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 68	$ 68